Contingencies (Details) (USD $)		0 Months Ended		1 Months Ended	0 Months Ended	1 Months Ended		1 Months Ended			1 Months Ended
	Oct. 20, 2010 Tyson Fresh Meats Inc [Member] Claims	Mar. 17, 2011 Garcia Case [Member]	Sep. 26, 2011 Bouaphakeo Case [Member]	Oct. 31, 2012 Bouaphakeo Case [Member]	May 31, 2013 Acosta Case [Member]	Sep. 28, 2013 Carter Case [Member]	Oct. 20, 2010 Tyson Prepared Foods Plant [Member] Plantiffs Claims	Jun. 30, 2005 Attorney General and the Secretary of the Environment of the State of Oklahoma [Member] acre	Jun. 30, 2005 Poultry Integrators [Member] Attorney General and the Secretary of the Environment of the State of Oklahoma [Member] Plantiffs	Jun. 30, 2005 Subsidiaries [Member] Attorney General and the Secretary of the Environment of the State of Oklahoma [Member] Subsidiary	Oct. 26, 2013 Gomez Case [Member]
Loss Contingencies [Line Items]
Number of cases filed	11						1
Damages awarded		$ 503,011	$ 5,784,758
Filed application for attorneys' fees and expenses		3,609,723		2,692,145
Awarded unpaid overtime wages					5,733,943
Updated unpaid overtime wages					6,258,492
Unpaid overtime wages, damages and pentalties awarded											4,960,787
Litigation Settlement, Amount						950,000
Number of plaintiffs							6
Number of defendants to the lawsuit									6	3
Area of land encompassed, acres								1,000,000
Loss contingency, damages sought								$ 800,000,000